SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Credit Loss [Abstract]
Balance at beginning of year
Reversal (Provision)	(208,974)
Ending balance	$ (208,974)